Offsetting, enforceable master netting arrangements and similar agreements (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Financial Instruments Set Off in Statement of Financial Position	The table provides details relating to the effect, or potential effect, of netting arrangements, including rights to set-off,
associated with the entity’s recognized financial assets and recognized financial liabilities.

		Gross amounts of recognized financial liabilities set off in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not set off in the statements of financial position		Net amount
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements	Gross amounts of recognized financial assets			Financial instruments	Cash collateral received (excluding surplus collateral)

2022

Derivatives	2,733	-	2,733	2,589	111	34

At December 31	2,733	-	2,733	2,589	111	34

2021

Derivatives	8,811	-	8,811	6,045	2,519	247

At December 31	8,811	-	8,811	6,045	2,519	247

		Gross amounts of recognized financial assets set off in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amounts not set off in the statements of financial position
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements	Gross amounts of recognized financial liabilities			Financial instruments	Cash collateral pledged (excluding surplus collateral)	Net amount

2022

Derivatives	5,115	-	5,115	3,359	1,668	89

At December 31	5,115	-	5,115	3,359	1,668	89

2021

Derivatives	7,043	-	7,043	6,768	224	52

At December 31	7,043	-	7,043	6,768	224	52